MEEHAN MUTUAL FUNDS, INC.
Meehan Focus Fund

Supplement dated November 7, 2016 to the
Prospectus and Statement of Additional Information dated March 1, 2016

This Supplement updates certain information contained in the above-dated prospectus for the Meehan Focus Fund (the “Fund”). Please review this important information carefully.

The Board of Directors of Meehan Mutual Fund, Inc., of which the Fund is a series, appointed a new distributor, administrator, transfer agent, fund accountant and custodian for the Fund, effective as of November 8, 2016. Accordingly, effective November 8, 2016, the Fund’s prospectus and statement of additional information (“SAI”) are changed as described below.

All references to “Integrity Fund Distributors, LLC” in the Fund’s prospectus and SAI are hereby deleted and replaced with “Ultimus Fund Distributors, LLC.”

All references to “Integrity Fund Services, LLC” in the Fund’s prospectus and SAI are hereby deleted and replaced with “Ultimus Fund Solutions, LLC.”

All references to “First Western Bank & Trust” in the Fund’s prospectus and SAI are hereby deleted and replaced with “U.S. Bank N.A.”

The following disclosure hereby replaces the first sentence under the “Purchase and Sale of Fund Shares” heading on page 6 of the prospectus:

You may purchase or redeem shares of the Fund on any business day by mail (Meehan Mutual Funds, Inc. c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707), telephone (1-800-933-8413), wire transfer, or through your broker or financial institution.

The following disclosure hereby replaces the disclosure titled “Opening and Adding To Your Account,” “Purchasing Shares by Mail,” “Purchasing Shares by Wire Transfer,” and  “Purchasing Shares by Automatic Investment Plan” under the “How to Buy and Sell Shares of the Fund – Investing in the Fund” section of the Fund’s prospectus:

Opening an Account

You can invest in the Fund by mail, wire transfer or through participating financial service professionals.  You also may invest in the Fund through an automatic payment plan.  Any questions you may have can be answered by calling the Fund’s transfer agent at 1-800-933-8413.

   •   By Mail

To open a new account by mail:

   •   Complete and sign the account application.

   •   Enclose a check payable to the Fund.

   •   Mail the application and the check to the Fund’s transfer agent at the following address:

Meehan Mutual Funds, Inc.
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Fund’s transfer agent in the transaction.

By sending your check to the Fund’s transfer agent, please be aware that you are authorizing the Fund’s transfer agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund’s transfer agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund’s transfer agent cannot post the transaction electronically, you authorize the Fund’s transfer agent to present an image copy of your check for payment.

•	By Wire Transfer

To open a new account by wire of federal funds, call the Fund’s transfer agent at 1-800-933-8413 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Fund’s transfer agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Fund’s transfer agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Fund’s transfer agent, is considered received when the Fund’s custodian, receives payment by wire. If your account application was faxed to the Fund’s transfer agent, you must also mail the completed account application to the Fund’s transfer agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time, subject to a minimum of $100. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•
By sending a check, made payable to the Fund, Meehan Mutual Funds, Inc., c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders are required to call the Fund’s transfer agent at 1-800-933-8413 before wiring funds.
•	Through your brokerage firm or other financial institution.
Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution.  The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month. The Fund’s transfer agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Fund. Please call 1-800-933-8413 for more information about the automatic investment plan and direct deposit plans.

The following disclosure hereby replaces the first two sentences under the “How to Buy and Sell Shares of the Fund – How to Sell (Redeem) Your Shares” section of the Fund’s prospectus:

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after the Fund’s transfer agent receives your redemption request in proper form as described below. Payment of redemption proceeds will normally be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction, but, by law, may be made as late as the seventh day after the valuation date. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund Redemption requests may be made by mail or by telephone.

The following disclosure hereby replaces the disclosure titled “By Mail,” “Signature Guarantees,” “By Telephone,” and “By Wire” under the “How to Buy and Sell Shares of the Fund – How to Sell (Redeem) Your Shares” section of the Fund’s prospectus:

By Mail

You may redeem shares by mailing a written request to Meehan Mutual Funds, Inc., c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees

If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Fund’s transfer agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the (Securities Transfer Agents Medallion Program “STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Fund’s transfer agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Fund’s transfer agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Fund’s transfer agent t’s procedures may be obtained by calling the Fund’s transfer agent.

By Telephone

Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Fund’s transfer agent at 1-800-933-8413.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Fund’s transfer agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

The Fund’s transfer agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Fund’s transfer agent, neither the Fund’s transfer agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

The following disclosure is hereby added under the “How to Buy and Sell Shares of the Fund – How to Sell (Redeem) Your Shares” section of the Fund’s prospectus:

Through Your Broker or Financial Institution

If you purchased your shares through a broker or financial intermediary, please contact your broker or the financial intermediary for more information regarding how to redeem your shares.

The sections of the SAI entitled “Custodian,” “Transfer Agent,” “Administration,” and “Distributor” are hereby deleted and replaced with:

CUSTODIAN

U.S. Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202 (“USB”), acts as custodian for the Fund.  As such, USB holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund.  USB does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

TRANSFER AGENT

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (“Ultimus Solutions”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund.  As such, Ultimus Solutions is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable regulations.

ADMINISTRATOR AND FUND ACCOUNTANT

Ultimus Solutions acts as administrator to the Fund pursuant to a written agreement with the Fund.  Ultimus Solutions supervises aspects of the operations of the Fund and is responsible for calculating and disbursing the Fund’s expenses, preparing and maintaining books and accounts as required by the 1940 Act, assisting in the preparation of the Fund’s tax returns, providing information for the preparation of the Fund’s annual and semiannual reports, and providing certain other services to the Fund. Ultimus Solutions also acts as fund accountant to the Fund pursuant to a written agreement with the Fund. Ultimus Solutions performs certain accounting services for the Fund, including calculating the net asset value per share, providing monthly financial statements, and reconciling all daily trade activity with the Fund’s custodian. The Adviser pays Ultimus Solutions for the services rendered under the Administration Agreement and Fund Accounting Agreement.

DISTRIBUTOR

Ultimus Fund Distributors, LLC (“Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Fund  (“Distribution Agreement”).  As such, the Distributor assists in the sale of shares and receives purchase orders.  Pursuant to the Distribution Agreement, the Distributor facilitates the registration of the Fund’s shares under state securities laws and assists in the sale of shares.  The Adviser bears the expense of all filing or registration fees incurred in connection with the registration of the Fund’s shares under state securities laws.

Prior to November 8, 2016, the Fund’s distributor was Integrity Fund Distributors, LLC (“Integrity”).  For the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, the Adviser paid Integrity fees of $6,550, $6,550, and $6,417, respectively.

The following is added at the end of the table under the “Principal Officers of the Fund” heading in the “Directors and Officers” section of the SAI:

Jennifer L. Leamer (DoB 1976) 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246	Assistant Treasurer since 2016.	Mutual Fund Controller of Ultimus Fund Solutions, LLC since 2014; Business Analyst from 2007 to 2014.	None.
Frank L. Newbauer (DoB 1954) 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246	Assistant Secretary since 2016.	Assistant Vice President of Ultimus Fund Solutions, LLC since 2010.	None.

The following disclosure hereby replaces the disclosure titled “Code of Ethics” under the “Portfolio Transactions” section of the SAI:

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Fund and the Adviser have adopted Codes of Ethics (“Codes”) restricting personal securities trading by personnel subject to the Code.  These Codes are on file with the SEC.  While the Codes permit personal transactions by personnel covered by the Codes in securities held or to be acquired by the Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.